Additional Info Related to Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 16,439	$ 13,197	$ 13,377
Interest Income Recognized	544	451	586
Interest Income Recognized on Cash Basis	68	65	150
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,063	5,891	5,890
Interest Income Recognized	128	110	142
Interest Income Recognized on Cash Basis	16	7	47
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	9,231	6,268	6,487
Interest Income Recognized	394	308	391
Interest Income Recognized on Cash Basis	37	34	72
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	750	953	961
Interest Income Recognized	18	29	50
Interest Income Recognized on Cash Basis	14	20	28
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	395	85	29
Interest Income Recognized	4	4	3
Interest Income Recognized on Cash Basis	$ 1	$ 4	3
Consumer: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment			10
Interest Income Recognized			0
Interest Income Recognized on Cash Basis			$ 0